Note 2 - Basis of Presentation and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Property, Plant and Equipment, Expected Life [Table Text Block]
(In years)
Software	3, or over the life of the agreement
Website	3
Office equipment	5
Furniture and fixtures	5
Machinery and equipment	7 - 10
Leasehold improvements	Fully extended lease-term

Software	3 years, or over the life of the agreement
Website	3 years
Office equipment	5 years
Furniture and fixtures	5 years
Machinery and equipment	7-10 years
Leasehold improvements	Fully extended lease-term

Schedule of Inventory, Current [Table Text Block]
	September 30,	December 31,
	2023	2022
Finished goods	$369,227	$384,241
Packaging materials	485,840	416,663
Work in progress	633,473	864,460
Raw materials	752,130	307,515
Total inventory	$2,240,670	$1,972,879

	December 31,	December 31,
	2022	2021
Finished goods	$384,241	$273,135
Packaging materials	416,663	95,436
Work in progress	864,460	613,063
Raw materials	307,515	470,263
Total inventory	$1,972,879	$1,451,897